Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended		92 Months Ended		120 Months Ended
		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025	[9]	Apr. 30, 2025
C000006766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[1]	6.23%		(0.35%)				0.94%
C000006757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (2.50%)
Average Annual Return, Percent		0.94%		1.16%				1.46%
C000006758 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[2]	(1.11%)		0.57%				0.98%
C000006759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[3]	1.79%		0.85%				0.87%
C000006760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		3.55%		(0.35%)				1.36%
C000006765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[4]	3.33%		(0.58%)				1.05%
C000006711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (4.25%)
Average Annual Return, Percent		2.81%		(0.47%)				1.91%
C000006716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[5]	2.58%		(0.68%)				1.60%
C000006717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[6]	5.58%		(0.36%)				1.59%
C000006745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A with initial sales charge (2.50%)
Average Annual Return, Percent		4.53%		2.09%				1.82%
C000006750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B with CDSC (declining over six years from 4% to 0%)
Average Annual Return, Percent	[7]	2.42%		1.47%				1.33%
C000006751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C with CDSC (1% for 12 months)
Average Annual Return, Percent	[8]	5.31%		1.74%				1.23%
Without Sales Load [Member] | C000006766 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		7.23%		(0.35%)				0.94%
Without Sales Load [Member] | C000006767 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		8.30%		0.65%				1.95%
Without Sales Load [Member] | C000006769 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		7.23%		(0.33%)				0.95%
Without Sales Load [Member] | C000006771 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.77%		0.16%				1.45%
Without Sales Load [Member] | C000006772 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		8.04%		0.41%				1.71%
Without Sales Load [Member] | C000006761 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		8.30%		0.65%				1.95%
Without Sales Load [Member] | C000034443 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		8.41%		0.75%				2.06%
Without Sales Load [Member] | C000006757 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		3.52%		1.68%				1.72%
Without Sales Load [Member] | C000006758 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		2.89%		0.95%				0.98%
Without Sales Load [Member] | C000006759 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		2.79%		0.85%				0.87%
Without Sales Load [Member] | C000092113 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		3.81%		1.85%				1.88%
Without Sales Load [Member] | C000195152 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		3.75%		1.90%		1.82%
Without Sales Load [Member] | C000006760 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		8.14%		0.52%				1.80%
Without Sales Load [Member] | C000006765 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		7.33%		(0.23%)				1.05%
Without Sales Load [Member] | C000006711 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.37%		0.39%				2.35%
Without Sales Load [Member] | C000006716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		6.58%		(0.35%)				1.60%
Without Sales Load [Member] | C000119776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		7.46%		2.83%				2.32%
Without Sales Load [Member] | C000006717 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		6.58%		(0.36%)				1.59%
Without Sales Load [Member] | C000006718 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		7.64%		0.63%				2.59%
Without Sales Load [Member] | C000006720 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		6.58%		(0.36%)				1.60%
Without Sales Load [Member] | C000006722 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		7.19%		0.16%				2.11%
Without Sales Load [Member] | C000006723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		7.46%		0.41%				2.36%
Without Sales Load [Member] | C000006712 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		7.72%		0.65%				2.62%
Without Sales Load [Member] | C000070424 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R6 without sales charge
Average Annual Return, Percent		7.74%		0.72%				2.70%
Without Sales Load [Member] | C000006745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		A without sales charge
Average Annual Return, Percent		7.21%		2.61%				2.08%
Without Sales Load [Member] | C000006750 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		B without sales charge
Average Annual Return, Percent		6.42%		1.84%				1.33%
Without Sales Load [Member] | C000006751 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		C without sales charge
Average Annual Return, Percent		6.31%		1.74%				1.23%
Without Sales Load [Member] | C000006744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		I without sales charge
Average Annual Return, Percent		7.20%		2.72%				2.23%
Without Sales Load [Member] | C000006753 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R1 without sales charge
Average Annual Return, Percent		6.32%		1.71%				1.22%
Without Sales Load [Member] | C000006755 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R2 without sales charge
Average Annual Return, Percent		6.76%		2.35%				1.82%
Without Sales Load [Member] | C000006756 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R3 without sales charge
Average Annual Return, Percent		6.92%		2.47%				1.98%
Without Sales Load [Member] | C000006746 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		R4 without sales charge
Average Annual Return, Percent		7.36%		2.77%				2.27%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		1.66%	[10],[11]	1.17%	[10],[11]	1.67%	[12],[13]	2.10%	[10],[11]
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[14],[15],[16]	8.02%		(0.67%)				1.54%
Bloomberg U S Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Credit Index
Average Annual Return, Percent	[15],[16]	7.61%		0.46%				2.38%
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return, Percent	[14],[17]	6.76%		1.59%				1.80%
Bloomberg 1 9 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-9 Year Municipal Bond Index
Average Annual Return, Percent		2.75%	[10],[11]	1.25%	[10],[11]	1.45%	[12],[13]	1.62%	[10],[11]

[1]	Assuming redemption at the end of the applicable period.
[2]	Assuming redemption at the end of the applicable period.
[3]	Assuming redemption at the end of the applicable period.
[4]	Assuming redemption at the end of the applicable period.
[5]	Assuming redemption at the end of the applicable period.
[6]	Assuming redemption at the end of the applicable period.
[7]	Assuming redemption at the end of the applicable period.
[8]	Assuming redemption at the end of the applicable period.
[9]	For the period from the commencement of the class's investment operations, September 1, 2017 through April 30, 2025.
[10]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[11]	Source: FactSet Research Systems Inc.
[12]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg 1-9 Year Municipal Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-9 Year Municipal Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[13]	Source: FactSet Research Systems Inc.
[14]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg 1-3 Year U.S. Government/Credit Bond Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[15]	Effective May 1, 2024, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg U.S. Credit Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg U.S. Credit Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
[16]	Source: FactSet Research Systems Inc.
[17]	Source: FactSet Research Systems Inc.